EQUITY - Restricted net assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Statutory reserve	$ 898,133	$ 898,133
Retained Earnings (Accumulated Deficit)	3,412,457	5,257,627
Horgos Baosheng
EQUITY
Retained Earnings (Accumulated Deficit)	$ 33,718,654	$ 33,718,654